Information About Components of Consolidated Statements of Financial Position - Schedule of Changes in Allowances and Provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Allowances and Provisions [Line Items]
Beginning	$ 27,622,558	$ 1,993,517
Additions	9,008,358	355,898
Additions from business combination	(1,467,829)	(1,240,213)
Uses and reversals	(111,023)	(306,520)
Currency conversion difference	(18,897,490)	27,622,558
Loss of control	16,154,574
Ending	26,819,876	27,622,558
Allowance for impairment of trade debtors [Member]
Schedule of Changes in Allowances and Provisions [Line Items]
Beginning	7,050,280	753,428
Additions	7,123,716
Additions from business combination		(777,558)
Uses and reversals	(50,533)	(351,194)
Currency conversion difference	(14,123,463)	7,050,280
Ending	7,425,604	7,050,280
Allowance for obsolescence [Member]
Schedule of Changes in Allowances and Provisions [Line Items]
Beginning	3,087,563	586,515
Additions	1,547,723
Additions from business combination	(1,158,036)	(69,582)
Uses and reversals	29,204	78,131
Currency conversion difference	(3,506,454)	3,087,563
Ending	2,492,499	3,087,563
Total deducted from assets [Member]
Schedule of Changes in Allowances and Provisions [Line Items]
Beginning	10,137,843	1,339,943
Additions	8,671,439
Additions from business combination	(1,158,036)	(847,140)
Uses and reversals	(21,329)	(273,063)
Currency conversion difference	(17,629,917)	10,137,843
Ending	9,918,103	10,137,843
Provisions for contingencies [Member]
Schedule of Changes in Allowances and Provisions [Line Items]
Beginning	17,484,715	653,574
Additions	336,919	355,898
Additions from business combination	(309,793)	(393,073)
Uses and reversals	(89,694)	(33,457)
Currency conversion difference	(1,267,573)	17,484,715
Loss of control	16,154,574
Ending	16,901,773	17,484,715
Liabilities [Member]
Schedule of Changes in Allowances and Provisions [Line Items]
Beginning	17,484,715	653,574
Additions	336,919	355,898
Additions from business combination	(309,793)	(393,073)
Uses and reversals	(89,694)	(33,457)
Currency conversion difference	(1,267,573)	17,484,715
Loss of control	16,154,574
Ending	$ 16,901,773	$ 17,484,715